Borrowings (Pre-Swap annual contractual maturities) (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Pre-swap annual contractual maturities of long-term debt outstanding
2015	$ 4,600
2016	5,331
2017	5,242
2018	2,621
2019	4,069
2020 and beyond	17,874
Total	$ 39,737	$ 37,036